FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Balance	$ 2,030	$ 10,964,006
Aggregate fair value of derivative instruments issued		3,053,272
Transfers out due to the expiration and modification of derivative aspect of financial instrument		(6,384,814)
Change in fair value of derivative liabilities	(2,030)	(7,630,434)
Balance	$ 0	$ 2,030